Concentration and Risks - Schedule of Company’s Revenues (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Revenues [Line Items]
Sales for years	75.40%	24.20%
Balance as of December 31
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years		16.25%
Balance as of December 31		33.95%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years		6.11%
Balance as of December 31		10.02%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years		10.96%
Balance as of December 31	6.27%	18.31%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years		8.08%
Balance as of December 31	7.47%	13.86%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	20.02%
Balance as of December 31	13.16%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	10.94%
Balance as of December 31	10.78%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years		18.09%
Balance as of December 31	1.91%	9.13%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	12.52%
Balance as of December 31	10.25%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	10.09%
Balance as of December 31	6.11%
Customer Concentration Risk [Member] | Customer J [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	11.48%
Balance as of December 31	12.50%
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	10.98%
Balance as of December 31	11.94%
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	20.22%
Balance as of December 31	19.61%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	96.25%	59.49%
Balance as of December 31	100.00%	85.27%
Supplier Concentration Risk [Member] | Vendor A [Member] | Accounts Payable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	36.50%	3.40%
Balance as of December 31
Supplier Concentration Risk [Member] | Vendor B [Member] | Accounts Payable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	13.60%
Balance as of December 31
Supplier Concentration Risk [Member] | Vendor C [Member] | Accounts Payable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	12.80%	2.30%
Balance as of December 31
Supplier Concentration Risk [Member] | Vendor D [Member] | Accounts Payable [Member]
Schedule of Company’s Revenues [Line Items]
Sales for years	12.50%	18.50%
Balance as of December 31